Intangible assets	12 Months Ended
Mar. 31, 2023
Intangible assets
Intangible assets

4.Intangible assets

	At March 31,
	2023	2022	2021
Landing rights	€M	€M	€M

Balance at beginning of year	146.4	146.4	146.4
Balance at end of year	146.4	146.4	146.4

Landing slots were acquired with the acquisition of Buzz Stansted Limited in April 2003 and Lauda in fiscal year 2019.

As these landing slots have no expiry date and are expected to be used in perpetuity, they are considered to be of indefinite life and accordingly are not amortized. The Company also considers that there has been no impairment of the value of these rights to date. The recoverable amount of these rights has been determined on a value-in-use basis, using discounted cash-flow projections for a twenty year period for each route that has an individual landing right. The calculation of value-in-use is most sensitive to the operating margin and discount rate assumptions. Operating margins are based on the existing margins generated from these routes and adjusted for any known trading conditions. The trading environment is subject to both regulatory and competitive pressures that can have a material effect on the operating performance of the business. Foreseeable events, however, are unlikely to result in a change of projections of a significant nature so as to result in the landing rights’ carrying amounts exceeding their recoverable amounts. These projections have been discounted based on the estimated discount rate applicable to the asset of 13.4% for 2023, 11.2% for 2022 and 11.5% for 2021.